Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	TIAA-CREF LIFE FUNDS
Central Index Key	0001068204
Amendment Flag	false
Document Creation Date	Apr. 25, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017